Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax provision
For the Years Ended June 30,
	2019	2018	2017

Current income tax expenses	$-	$-	$-
Deferred income tax expenses	-	-	-
Income tax expenses	$-	$-	$-

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	For the Years Ended June 30,
	2019	2018	2017

PRC statutory income tax rate	25%	25%	25%
Effect of different tax rates available to different jurisdictions	10.6%	(24.5)%	(25)%
Effect of non-deductible expenses	(0.2)%	0%	0%
Effect of change in valuation allowance and others	(35.4)%	(0.5)%	0%
	0%	0%	0%

Schedule of deferred tax assets
Deferred tax assets	June 30, 2019	June 30, 2018
Net operating loss carrying forward	$329,416	$3,587
Less: valuation allowance	(329,416)	(3,587)
	$-	$-